Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption shares	5,032,874	20,125,000	20,125,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	5,031,250	5,031,250	5,031,250
Common stock, shares outstanding	5,031,250	5,031,250	5,031,250
Redemption value, per share (in Dollars per share)		$ 10.1	$ 10.1